Contingent Consideration Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Contingent Consideration Receivable [Abstract]
Schedule of Contingent Consideration Receivable

The following table summarized the movement in the contingent consideration receivable during the years ended December 31, 2022 and 2021:

Total
Balance at December 31, 2020	151,775
Fair value gain on contingent consideration receivable (1)	11,097
Related party transaction with PGHL	(159,302)
Settlements	(3,045)
Foreign exchange	2,317
Balance at December 31, 2021	$2,842
Settlements	(2,621)
Foreign exchange	(221)
Balance at December 31, 2022	$—
Current portion of contingent consideration receivable	$—
Non-current portion of contingent consideration receivable	$—

(1)
The gain recognized is due to the fair value measurement of the contingent consideration receivable and is recorded in Other income, net (Note 20).